COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Skintrinsiq Devices
Long-Term Purchase Commitment [Line Items]
Initial commitment amount of purchase commitments	$ 5.7
Future minimum payment	1.0
Inventories
Long-Term Purchase Commitment [Line Items]
Future minimum payment	$ 10.6
Purchase commitment period	12 months
Minimum | Skintrinsiq Devices
Long-Term Purchase Commitment [Line Items]
Purchase commitment period	12 months
Maximum | Skintrinsiq Devices
Long-Term Purchase Commitment [Line Items]
Purchase commitment period	18 months